Significant accounting policies, judgments and estimation uncertainty - Intangible assets (Details)	12 Months Ended
Jun. 30, 2018
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, intangible assets other than goodwill period	10 years
Non-compete contracts
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, intangible assets other than goodwill period	3 years
Production software
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, intangible assets other than goodwill period	5 years
Bottom of range | Broadcaster relationships
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, intangible assets other than goodwill period	7 years
Bottom of range | Brands
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, intangible assets other than goodwill period	10 years
Bottom of range | Production and distribution rights
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, intangible assets other than goodwill period	10 years
Bottom of range | Production backlog
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, intangible assets other than goodwill period	2 years
Top of range | Broadcaster relationships
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, intangible assets other than goodwill period	10 years
Top of range | Brands
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, intangible assets other than goodwill period	20 years
Top of range | Production and distribution rights
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, intangible assets other than goodwill period	25 years
Top of range | Production backlog
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, intangible assets other than goodwill period	3 years